UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04612

Name of Fund:  BlackRock EuroFund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 4.4%
Anheuser-Busch InBev SA	94,053	$11,684,838
KBC Groep NV	110,727	5,702,186

		17,387,024
Denmark — 4.9%
Carlsberg A/S, Class B	64,245	6,108,759
Novo Nordisk A/S, Class B	241,322	13,068,445

		19,177,204
Finland — 0.8%
Wartsila OYJ	65,747	2,971,956
France — 17.1%
AXA SA	91,590	2,147,666
Bouygues SA	60,647	2,465,256
Cap Gemini SA	55,251	5,182,784
Kering	15,273	2,726,883
LVMH Moet Hennessy Louis Vuitton SA	52,603	8,988,606
Pernod Ricard SA	17,178	1,912,815
Renault SA	83,883	8,336,083
Safran SA	73,018	5,096,649
Sanofi	39,928	3,210,041
Schneider Electric SE	127,798	8,053,892
Unibail-Rodamco SE	34,815	9,548,194
Vinci SA	125,947	9,348,299

		67,017,168
Germany — 11.1%
adidas AG	58,230	6,798,979
Continental AG	5,312	1,204,814
Daimler AG, Registered Shares	84,606	6,475,117
Deutsche Telekom AG, Registered Shares	263,137	4,717,601
Deutsche Wohnen AG, Bearer Shares	81,688	2,535,148
Fresenius Medical Care AG & Co. KGaA	82,650	7,291,866
Fresenius SE & Co. KGaA	64,941	4,733,710
SAP SE	87,394	7,032,452
Scout24 AG (a)(b)	52,570	1,819,319
TUI AG	55,359	856,334

		43,465,340
Ireland — 7.1%
Bank of Ireland (b)	20,898,245	6,044,571
CRH PLC	193,573	5,461,400
Paddy Power Betfair PLC	10,804	1,506,929
Ryanair Holdings PLC - ADR	71,926	6,172,689
Shire PLC	150,083	8,559,939

		27,745,528
Italy — 5.2%
Atlantia SpA	335,359	9,291,844

Common Stocks	Shares	Value
Italy (continued)
Banca Popolare di Milano Scarl	2,154,859	$1,504,460
Intesa Sanpaolo SpA	3,114,629	8,611,991
Luxottica Group SpA	21,199	1,167,807

		20,576,102
Netherlands — 8.5%
ASML Holding NV	31,197	3,139,491
Koninklijke KPN NV	2,564,527	10,739,114
Royal Dutch Shell PLC, Class B	806,941	19,636,715

		33,515,320
Spain — 0.9%
Banco Santander SA	826,570	3,630,194
Sweden — 7.1%
Assa Abloy AB	382,875	7,537,850
Hexagon AB, Class B	182,157	7,079,598
Lundin Petroleum AB (b)	255,022	4,310,715
Nordea Bank AB	255,796	2,453,569
Sandvik AB	319,307	3,297,789
Volvo AB, Class B	293,345	3,212,922

		27,892,443
Switzerland — 0.8%
Sika AG, Bearer Shares	294	1,163,839
Zurich Insurance Group AG (b)	7,734	1,793,602

		2,957,441
United Kingdom — 31.2%
Associated British Foods PLC	138,336	6,637,032
AstraZeneca PLC	212,693	11,875,024
Auto Trader Group PLC (a)	416,550	2,330,626
BP PLC	294,551	1,473,744
British American Tobacco PLC	200,720	11,737,283
BT Group PLC	1,287,866	8,131,780
Burberry Group PLC	136,523	2,669,001
Carnival PLC	70,744	3,799,929
Hargreaves Lansdown PLC	274,211	5,280,798
Imperial Tobacco Group PLC	180,927	10,017,428
Lloyds Banking Group PLC	9,722,343	9,469,530
London Stock Exchange Group PLC	205,052	8,283,121
Merlin Entertainments PLC (a)	890,279	5,918,990
Prudential PLC	399,488	7,433,852
Randgold Resources Ltd.	50,027	4,551,595
RELX NV	189,978	3,312,177
Tesco PLC (b)	1,123,538	3,085,779
Vodafone Group PLC	3,567,265	11,335,529
Worldpay Group PLC (a)(b)	1,291,736	5,089,127

		122,432,345
Total Long-Term Investments (Cost — $369,016,882) — 99.1%		388,768,065

BLACKROCK EUROFUND	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock EuroFund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)(d)	1,273,419	$1,273,419

Total Short-Term Securities (Cost — $1,273,419) — 0.3%		1,273,419

Value
Total Investments (Cost — $370,290,301*) — 99.4%	$390,041,484
Other Assets Less Liabilities — 0.6%	2,355,903

Net Assets — 100.0%	$392,397,387

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$373,148,028

Gross unrealized appreciation	$38,147,232
Gross unrealized depreciation	(21,253,776)

Net unrealized appreciation	$16,893,456

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2015	Net Activity	Shares/Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,077,341	(803,922)	1,273,419	$1,255
BlackRock Liquidity Series, LLC, Money Market Series[1]	—	—	—	$1,317[2]

1 No longer held by the Fund as of period end.

2 Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ADR	American Depositary Receipts

BLACKROCK EUROFUND	MARCH 31, 2016	2

Schedule of Investments (continued)	BlackRock EuroFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

• Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

• Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	—	$17,387,024	—	$17,387,024
Denmark	—	19,177,204	—	19,177,204
Finland	—	2,971,956	—	2,971,956
France	—	67,017,168	—	67,017,168
Germany	—	43,465,340	—	43,465,340
Ireland	$6,172,689	21,572,839	—	27,745,528
Italy	—	20,576,102	—	20,576,102
Netherlands	—	33,515,320	—	33,515,320
Spain	—	3,630,194	—	3,630,194
Sweden	—	27,892,443	—	27,892,443
Switzerland	—	2,957,441	—	2,957,441
United Kingdom	—	122,432,345	—	122,432,345
Short-Term Securities	1,273,419	—	—	1,273,419

Total	$7,446,108	$382,595,376	—	$390,041,484

BLACKROCK EUROFUND	MARCH 31, 2016	3

Schedule of Investments (concluded)	BlackRock EuroFund

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency overdraft of $561 is categorized as Level 2 within the disclosure hierarchy.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1	Transfers Out of Level 1[1]		Transfers Into Level 2[1]	Transfers Out of Level 2
Assets:
Investments:
Common Stocks:
France	—		$(5,912,261)	$5,912,261	—

1 External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK EUROFUND	MARCH 31, 2016	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: May 23, 2016